UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549
                                    --------

                                  FORM N-CSR
                                    --------

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-8689

                              THE NEVIS FUND, INC.
               (Exact name of registrant as specified in charter)
                                     --------


                              1119 St. Paul Street
                              Baltimore, MD 21202
              (Address of principal executive offices) (Zip code)

                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

         REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-44-NEVIS

                      DATE OF FISCAL YEAR END: MAY 31, 2005

                      DATE OF REPORTING PERIOD: MAY 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.


                                  THE NEVIS FUND, INC.

                        Supplement dated August 10, 2005 to the
                            Annual Report dated May 31, 2005

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT REPLACES INFORMATION CONTAINED IN THE ANNUAL REPORT AND SHOULD BE READ IN CONJUNCTION WITH THE ANNUAL REPORT.

The following paragraph should replace the first paragraph under the heading "Manager's Discussion and Analysis of Fund Performance" on page 2 of the Annual report:

         The Nevis Fund (the "Fund") started fiscal year 2005 with 20 equity holdings and ended with 19. During fiscal year 2005 we sold the following five holdings in their entirety that the Fund had held as of May 31, 2004: Aspect Telecom, Aspen Technology, Bentley Pharmaceuticals, Ionics, and Vicor. We sold partial amounts from the positions in companies that we either held in the Fund last year or purchased during the year and continue to hold in the Fund, including:
         Armor Holdings, Central Garden & Pet, Costar Group, Connetics, Davita, FLIR Systems, Providian Financial, Scientific Games, Symyx Technologies, and Wind River Systems.


                            PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.







                                                                NEV-SK-004-0100

                              [Nevis Logo Omitted]

                              The Nevis Fund, Inc.




                          ANNUAL REPORT TO SHAREHOLDERS
                                  MAY 31, 2005

                                TABLE OF CONTENTS

Letter to Shareholders ....................................................  1

Manager's Discussion and Analysis of Fund Performance .....................  2

Statement of Net Assets ...................................................  4

Statement of Operations ...................................................  6

Statement of Changes in Net Assets ........................................  7

Financial Highlights ......................................................  8

Notes to Financial Statements .............................................  9

Report of Independent Registered Public Accounting Firm ................... 12

Directors and Officers of the Nevis Fund (Unaudited) ...................... 13

Disclosure of Fund Expenses (Unaudited) ................................... 15

Approval of Investment Advisory Agreements (Unaudited) .................... 16




A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the Fund's portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-877-44-NEVIS; and (ii) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

LETTER TO SHAREHOLDERS                                      THE NEVIS FUND, INC.
June 30, 2005

Dear Fellow Shareholder:

The Nevis Fund's (the "Fund") Net Asset Value (NAV) on May 31, 2005 was $12.39, down 0.80% from the May 31, 2004 NAV of $12.49. This compares to the S&P 500 Index which increased 8.20% and the Russell 2000 Index which increased 9.90% over the same period.

Two significant events in the U.S. economy over the past year have been the Federal Reserve's (the "Fed") tightening stance toward interest rates, and the escalating price of crude oil. The Federal Reserve Board has increased its base lending rate by 0.25% at each of its last nine meetings. The Fed funds rate was 1.00% in June of 2004--today the rate is 3.25%. Meanwhile, the price of crude oil is hitting new all-time high prices, having just risen to over $60 per barrel. On the surface, both of these events would appear to be negative for the stock market. Higher interest rates usually translate into lower earnings multiples for equities; and higher oil prices often spark renewed inflation fears and can be a drag on economic growth.

Despite these two phenomena, the U.S. equity market continues to exhibit signs of strength. Investors appear confident that higher near term interest rates and the recent surge in the price of oil won't hinder economic growth. In the period since June 2004 up until today, June 30, 2005, the S&P 500 Index has risen approximately 7.00%. So if the stock market is concerned about rising interest rates and oil prices, these concerns do not appear to be reflected in recent stock market action. Supporting the rise in the S&P 500 Index is the underlying growth in the operating earnings of the Index's composite companies. The composite operating earnings of the S&P 500 Index grew 23.70% in 2004 over 2003; and they are projected to grow 10.90% in 2005 over 2004. If the recent stock market results are an indicator of future economic activity, then it seems to be signaling that the rise in interest rates and the price of oil might be nearing an end.

At the core of our investment strategy is the belief that over time there is a direct correlation between a company's stock price and that company's potential ability to generate free cash flow. We believe that low interest rates and low inflation combined with moderate GDP growth creates a favorable environment for small-to-mid cap growth stocks. In this setting, real, sustainable growth should receive a premium multiple as investors seek out investments with cash flows that have the potential to grow at above average rates.

To this end, we are focused on the growth prospects of our individual holdings; more specifically, at what rate we expect revenues and earnings might increase over the next 18-24 months; and where a company's stock could potentially sell, given its prospects. We are encouraged by the recent quarterly earnings reports from the Fund's equity holdings.

Please be aware that, unlike other mutual funds, the Fund owns only a limited number of companies. On May 31, 2005, the Fund owned only 19 positions, with the top 10 representing over 63% of the Fund's assets. This level of concentration means that the Fund will likely be more volatile than the major indices. Moreover, in the short-term, especially during periods of market uncertainty, our holdings tend to fall more than the indices due in part to inefficiencies related to lower liquidity.

Thank you for your support.


Sincerely,

/s/ David R. Wilmerding, III                   /s/ Jon C. Baker

David R. Wilmerding, III                       Jon C. Baker
Co-Manager                                     Co-Manager

*PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. CONTACT YOUR FINANCIAL ADVISER OR CALL THE FUND AT 1-877-446-3847 FOR A PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
Annual May 31, 2005

The Nevis Fund (the "Fund") started fiscal year 2005 with 20 equity holdings and ended with 19. During fiscal year 2005 we sold the following five holdings in their entirety that the Fund had held as of May 31, 2004: Aspect Telecom, Aspen Technology, Bentley Pharmaceuticals, Ionics, and Vicor. We sold partial amounts from the positions in companies that we either held in the Fund last year or purchased during the year and continue to hold in the Fund, including: Armor Holdings, Central Garden & Pet, Costar Group, Connetics, Davita, FLIR Systems, Ionics, Providian Financial, Scientific Games, Symyx Technologies, and Wind River Systems.

During the course of the fiscal year we made net purchases of four new holdings:
Nautilus, Salix Pharmaceuticals, Symyx Technologies, and United Surgical
Partners.

The Fund's Net Asset Value (NAV) decreased from $12.49 per share on May 31, 2004 to $12.39 per share on May 31, 2005, a decrease of 0.80%. This return compares to an increase of 9.90% for the Russell 2000 Index and an increase of 4.70% for the Nasdaq Composite Index, and an increase of 8.20% for the S&P 500 Index. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE CALL 1-877-446-3847.

The top five companies contributing negatively to the Fund's performance as measured on the basis of realized and unrealized losses for the period were Authentidate, Bentley Pharmaceuticals, Opsware, Vicor, and Autobytel. The top five companies contributing positively to the Fund's performance as measured on the basis of realized and unrealized gains for the period were Ionics, Wind River Systems, Davita, Scientific Games, and Nautilus.

Two companies held in the Fund received buyout offers during the fiscal year and both were accepted and agreed to by their respective Board of Directors. These companies were Ionics, which was acquired by General Electric; and Providian Financial, which has agreed to be acquired by Washington Mutual. The Ionics transaction closed in February and the Providian transaction is expected to close by calendar year end, 2005.

THE FUND'S CONCENTRATED POSITIONS OFTEN TRANSLATE INTO HIGHER INDUSTRY WEIGHTINGS THAN INDICES TYPICALLY HAVE, THEREBY RESULTING IN RETURNS THAT DEVIATE FROM THE INDICES.

As of May 31, 2005, the Fund had $31,674 in unrealized losses (000) and $96,029 in accumulated tax loss carry forwards (000).

*PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. CONTACT YOUR FINANCIAL ADVISER OR CALL THE FUND AT 1-877-446-3847 FOR A PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

          COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN
               THE NEVIS FUND, INC., VERSUS THE RUSSELL 2000 INDEX

--------------------------------------------------------
                     Total Return1
--------------------------------------------------------
          Annualized  Annualized  Annualized  Cumulative
 One Year   3 Year      5 Year    Inception   Inception
  Return    Return      Return     to Date 2   to Date 2
--------------------------------------------------------
  -0.80%    6.70%       -16.75%     4.46%      35.26%    The Nevis Fund, Inc.
--------------------------------------------------------
   9.82%    9.52%        6.68%      5.77%      47.46%    Russell 2000 Index

[Line Graph Omitted]
Plot points follow:

                  The Nevis Fund             Russell 2000 Index
6/30/98               10,000                       10,000
May 99                19,010                        9,711
May 00                33,821                       10,673
May 01                20,327                       11,280
May 02                11,135                       11,224
May 03                10,753                       10,306
May 04                13,635                       13,427
May 05                13,526                       14,746


1 These figures represent past performance as of May 31, 2005. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares. There are specific risks, including increased volatility and above average price fluctuations, inherent in investing in technology, science and small capitalized companies. For the fiscal periods ended May 31, 1999 and May 31, 2000, the Fund benefitted substantially from first-day realized and unrealized gains from initial public offerings. These gains were particularly noteworthy given the Fund's relatively small asset base during portions of these periods. It is unlikely that the Fund will benefit to the same extent from these types of gains in the future, especially if Fund assets remain at current levels or if they increase. The Russell 2000 Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000 Index, as ranked by market capitalization.
2 The Nevis Fund commenced operations on June 29, 1998.

STATEMENT OF NET ASSETS                                     THE NEVIS FUND, INC.
May 31, 2005

[Bar Chart Omitted]
Plot points follow:

Sector Weightings (Unaudited)+:
13.7% Consumer Products
11.1% Services-Prepackaged Software
9.0% Medical Products & Services
8.3% Services-Computer Programming Services
7.7% Entertainment
7.5% Services-Business Services
7.4% Information Retrieval Services
6.9% Measuring Devices
5.9% Biological Products
4.8% Financial Services
4.7% Aerospace & Defense
4.7% Chemicals
3.8% Drugs
2.6% Money Market Fund
1.9% Computers & Services
+ Percentages are based on total investments.

                                                                                 Market
                                                                                  Value
                                                                 Shares        ($ Thousands)
                                                              -----------      -------------

COMMON STOCK 97.6%
AEROSPACE & DEFENSE 4.7%
   Armor Holdings*                                               25,700          $     970
--------------------------------------------------------------------------------------------
BIOLOGICAL PRODUCTS 5.9%
   Connetics*                                                    54,550              1,215
--------------------------------------------------------------------------------------------
CHEMICALS 4.7%
   Symyx Technologies*                                           37,887                965
--------------------------------------------------------------------------------------------
COMPUTERS & SERVICES 1.9%
   Authentidate Holding*                                        132,823                391
--------------------------------------------------------------------------------------------
CONSUMER PRODUCTS 13.7%
   Central Garden & Pet*                                         34,528              1,531
   Nautilus Group                                                47,304              1,267
--------------------------------------------------------------------------------------------
                                                                                     2,798
--------------------------------------------------------------------------------------------
DRUGS 3.8%
   Salix Pharmaceuticals*                                        44,652                782
--------------------------------------------------------------------------------------------
ENTERTAINMENT 7.7%
   Scientific Games, Cl A*                                       65,979              1,572
--------------------------------------------------------------------------------------------
FINANCIAL SERVICES 4.8%
   Providian Financial*                                          55,072                981
--------------------------------------------------------------------------------------------
INFORMATION RETRIEVAL SERVICES 7.4%
   Autobytel*                                                   106,971                520
   CoStar Group*                                                 24,456                983
--------------------------------------------------------------------------------------------
                                                                                     1,503
--------------------------------------------------------------------------------------------
MEASURING DEVICES 6.9%
   FLIR Systems*                                                 52,848              1,416
--------------------------------------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES 9.1%
   DaVita*                                                       21,076                971
   United Surgical Partners International*                       18,184                875
--------------------------------------------------------------------------------------------
                                                                                     1,846
--------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                        4


STATEMENT OF NET ASSETS (CONCLUDED)                                     THE NEVIS FUND, INC.
May 31, 2005

                                                                                 Market
                                                                                  Value
                                                                 Shares        ($ Thousands)
                                                              -----------      -------------

SERVICES-BUSINESS SERVICES 7.5%
   Gevity HR                                                     37,185          $     638
   Opsware*                                                     180,078                895
--------------------------------------------------------------------------------------------
                                                                                     1,533
--------------------------------------------------------------------------------------------
SERVICES-COMPUTER PROGRAMMING SERVICES 8.3%
   Wind River Systems*                                          103,248              1,692
--------------------------------------------------------------------------------------------
SERVICES-PREPACKAGED SOFTWARE 11.2%
   Art Technology Group*                                        875,159                945
   Mapinfo*                                                     107,107              1,335
--------------------------------------------------------------------------------------------
                                                                                     2,280
--------------------------------------------------------------------------------------------
TOTAL COMMON STOCK
   (Cost $51,618)                                                                   19,944
============================================================================================

MONEY MARKET FUND 2.6%
   SEI Daily Income Trust, Prime Obligation Fund, Cl A          535,036                535
--------------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
   (Cost $535)                                                                         535
============================================================================================
TOTAL INVESTMENTS 100.2%
   (Cost $52,153)                                                                   20,479
============================================================================================

OTHER ASSETS AND LIABILITIES (0.2)%
Investment Advisory Fees Payable                                                       (31)
Payable for Fund Shares Redeemed                                                       (11)
Other Assets and Liabilities, Net                                                        5
--------------------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                                                     (37)
============================================================================================
NET ASSETS -- 100.0%                                                             $   20,442
============================================================================================

NET ASSETS:
Paid-in-Capital (unlimited authorization -- no par value)
  based on 1,649,983 outstanding shares of beneficial interest                   $ 148,865
Accumulated net realized loss on investments                                       (96,749)
Net unrealized depreciation on investments                                         (31,674)
--------------------------------------------------------------------------------------------
NET ASSETS                                                                       $  20,442
============================================================================================
Net Asset Value, Offering and Redemption Price Per Share                         $   12.39
============================================================================================

* Non-Income producing security
Cl -- Class

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS                                     THE NEVIS FUND, INC.
For the year ended May 31, 2005

                                                               ($ Thousands)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
--------------------------------------------------------------------------------
   Dividend Income                                                 $  37
   Interest Income                                                     9
--------------------------------------------------------------------------------
Total Investment Income                                               46
--------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees (See Note 4)                             366
--------------------------------------------------------------------------------
Total Expenses                                                       366
--------------------------------------------------------------------------------
Net Investment Loss                                                 (320)
--------------------------------------------------------------------------------
Net Realized Loss on Investments                                  (1,170)
Net Change in Unrealized Depreciation on Investments               1,130
--------------------------------------------------------------------------------
Net Realized and Unrealized Loss on Investments                      (40)
--------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting from Operations               $(360)
================================================================================




    The accompanying notes are an integral part of the financial statements.


STATEMENT OF CHANGES IN NET ASSETS                                                           THE NEVIS FUND, INC.
For the years ended May 31,


-----------------------------------------------------------------------------------------------------------------

                                                                                 2005                  2004
                                                                             ($ Thousands)         ($ Thousands)
                                                                            ---------------       ---------------
OPERATIONS:
   Net Investment Loss                                                         $  (320)              $  (518)
   Net Realized Loss on Investments                                             (1,170)               (3,589)
   Net Change in Unrealized Depreciation on Investments                          1,130                12,303
-----------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting From Operations                (360)                8,196
-----------------------------------------------------------------------------------------------------------------
SHARES TRANSACTIONS:
   Proceeds from Shares Issued                                                     289                 4,912
   Redemption Fees (See Note 7)                                                      1                    50
   Cost of Shares Repurchased                                                   (9,235)              (15,059)
-----------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets from Capital Share Transactions                       (8,945)              (10,097)
-----------------------------------------------------------------------------------------------------------------
TOTAL DECREASE IN NET ASSETS                                                    (9,305)               (1,901)
-----------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Year                                                            29,747                31,648
-----------------------------------------------------------------------------------------------------------------
NET ASSETS:
   End of Year                                                                 $20,442               $29,747
=================================================================================================================
CAPITAL SHARE TRANSACTIONS:
   Shares Issued                                                                    23                   387
   Shares Redeemed                                                                (755)               (1,216)
=================================================================================================================
NET DECREASE IN SHARES FROM CAPITAL SHARE TRANSACTIONS                            (732)                 (829)
=================================================================================================================


                         The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                                                                          THE NEVIS FUND, INC.
For a share outstanding throughout each year
For the years ended May 31,


                                   Realized                                                                 Ratio
             Net                     and                      Net                    Net                    of Net
            Asset                Unrealized                  Asset                 Assets       Ratio     Investment
            Value        Net   Gains (Losses) Total from     Value                   End     of Expenses     Loss      Portfolio
          Beginning  Investment      on       Investment      End      Total      of Year    to Average   to Average   Turnover
           of Year      Loss     Securities*  Operations    of Year   Return+  ($ Thousands) Net Assets   Net Assets     Rate
================================================================================================================================
2005       $12.49    $(0.16)(2)   $ 0.06(1)     $(0.10)     $12.39     (0.80)%    $20,442        1.50%      (1.31)%      15.96%
2004         9.85     (0.22)        2.86          2.64       12.49     26.80       29,747        1.50       (1.48)       61.35
2003        10.20     (0.11)       (0.24)        (0.35)       9.85     (3.43)      31,648        1.50       (1.43)       51.24
2002        18.62     (0.32)       (8.10)        (8.42)      10.20    (45.22)      36,632        1.50       (1.33)       26.20
2001        30.98     (0.31)      (12.05)       (12.36)      18.62    (39.90)      80,011        1.50       (1.45)       21.86
--------------------------------------------------------------------------------------------------------------------------------

 *  INCLUDES REDEMPTION FEES RETAINED BY THE FUND. SUCH REDEMPTION FEES REPRESENT LESS THAN $0.01 PER SHARE.
 +  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND
    SHARES.
(1) THE AMOUNT SHOWN FOR THE YEAR ENDED MAY 31, 2005 FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR DOES NOT ACCORD WITH THE
    AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT YEAR BECAUSE OF THE SALES AND REPURCHASES OF FUND SHARES IN RELATION TO
    FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE FUND.
(2) CALCULATED USING THE AVERAGE SHARES METHOD.




    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                               THE NEVIS FUND, INC.
May 31, 2005


1. ORGANIZATION:

THE NEVIS FUND, INC. (the "Fund") was incorporated in Maryland on February 20, 1998. The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The Fund's prospectus provides a description of the Fund's investment goals and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   SECURITY VALUATION -- Securities listed on a securities exchange, and for which quotations are readily available, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date, or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Securities that are quoted on the NASDAQ national market system are valued at the official closing price. Short term investments that have remaining maturities of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value. Securities and other assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale), or securities for which market quotations are not reliable, are valued at their fair values as determined in good faith by or under the supervision of the Fund's Board of Directors (the "Board"), in accordance with methods that are specifically authorized by the Board. In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. If a significant event which is likely to impact the value of one or more securities held by the Fund occurs after the time at which the market for such security(ies) closes but before the time that the Fund's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Fund calculates its net asset value. For these purposes, significant events after the close of trading may include, among others, securities trading in other markets, corporate announcements, natural and other disasters, and political and other events. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At May 31, 2005, no securities were fair valued.

   FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company. The Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute all of its taxable income and net capital gains to its shareholders. Accordingly, no provision for federal income or excise taxes is required.

   SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Fund are also officers of SEI Investment Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Fund for serving as officers of the Fund.

4. INVESTMENT MANAGEMENT ARRANGEMENTS:

The Fund and Nevis Capital Management LLC (the "Adviser") are parties to an Investment Management Agreement under which the Adviser receives an annual fee equal to 1.50% of the Fund's average daily net assets. Pursuant to its Investment Management Agreement with the Fund, the Adviser will only pay ordinary expenses incurred in the conduct of the Fund's operations. The Fund will bear any extraordinary expenses incurred in the course of its business. For purposes of the investment management agreement, commissions related to the Fund's portfolio transactions are not considered operating expenses, but are instead considered "investment" expenses and will, therefore, be paid by the Fund.

5. ADMINISTRATION, TRANSFER AGENCY AND SERVICES, CUSTODIAN AND DISTRIBUTION
   AGREEMENTS:

As discussed above, the Adviser has agreed to bear all ordinary expenses incurred in the conduct of the Fund's operations. This includes the following contractual relationships: The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services for an annual fee, computed daily and paid monthly, at the annual rate of 0.12% of the first $100 million of the Fund's average daily net assets, 0.10% of the next $100 million

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                   THE NEVIS FUND, INC.
May 31, 2005


of such assets, and 0.08% of such assets in excess of $200 million subject to a minimum annual fee of $120,000. For the year ended May 31, 2005, the Administrator received $119,997.

Forum Shareholder Services, LLC serves as the transfer agent and dividend disbursing agent for the Fund under a Transfer Agency and Services Agreement with the Fund.

Wachovia Bank, N.A. serves as custodian for the Fund.

6. FEES PAID TO INDEPENDENT DIRECTORS:

For the year ended May 31, 2005, Independent Director Charles E. Noell received $9,000, and Independent Directors Bailey Morris-Eck and Joseph R. Hardiman each received $12,500, for attendance at Board meetings.

7. REDEMPTION FEE:

The Fund imposes a redemption fee equal to 2% on shares redeemed within 180 days of their purchase. The redemption fee is intended to limit short-term trading in the Fund. Any proceeds from the fees will be credited to the assets of the Fund. For the year ended May 31, 2005, $1,424 in redemption fees were retained by the Fund.

8. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended May 31, 2005 were as follows (000):

Purchases................................         $ 3,820
Sales....................................          12,713

9. FEDERAL TAX INFORMATION:

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature.

To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following differences as of May 31, 2005, primarily attributable to certain net operating losses, which for tax purposes have been reclassified to paid-in-capital as follows (000):

             Increase
           Undistributed            Decrease
          Net Investment            Paid-in-
              Income                 Capital
          --------------         --------------
               $320                  ($320)


During the years ended May 31, 2005 and May 31, 2004, there were no dividends and distributions declared by the Fund.

As of May 31, 2005, the components of accumulated losses on a tax basis were as follows (000):

Capital loss carryforwards:
         Expiring in 2009                   $ (15,922)
         Expiring in 2010                     (20,955)
         Expiring in 2011                     (35,702)
         Expiring in 2012                     (22,992)
         Expiring in 2013                        (458)
                                            ---------
Total capital loss carryforwards              (96,029)
Post-October losses                              (720)
Net unrealized depreciation                   (31,674)
                                            ---------
         Total accumulated losses           $(128,423)
                                            =========

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Post October losses represent losses realized on investment transactions from November 1, 2004 through May 31, 2005 that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

At May 31, 2005, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes were not different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at May 31, 2005, is as follows (000):


Federal Tax Cost.........................        $ 52,153
                                                 ========
Aggregate gross unrealized
  appreciation .........................            5,486
Aggregate gross unrealized
  depreciation .........................          (37,160)
                                                 --------
Net unrealized depreciation ............         $(31,674)
                                                 ========

10. CONCENTRATION/RISK:

The Fund is non-diversified, which means that it may invest in the securities of relatively few companies. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these companies and may experience increased volatility due to its investments in those securities.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)                   THE NEVIS FUND, INC.
May 31, 2005


11. COMMITMENTS AND CONTINGENCIES:

The Fund is involved, from time to time, in litigation arising in the ordinary course of business, which, in the opinion of management, is not expected to result in any significant adverse impact on the Fund's net assets or results of operations. The Fund is covered by a directors and officer's insurance policy with an initial $500,000 deductible for various litigation matters.


12. GAIN CONTINGENCY:

The Fund's Adviser is currently in discussion with regulatory authorities. The discussion matter concerns the interpretation of certain terms of the advisory agreement as stated in the Fund's registration statement. The outcome of the discussions, although not determinable, may result in a future gain to the Fund.


13. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

The Board has selected Briggs, Bunting & Dougherty, LLP ("Briggs, Bunting") to serve as the Fund's independent registered public accounting firm for the Fund's fiscal year ending May 31, 2005. The decision to select Briggs, Bunting was recommended by the Audit Committee and was approved by the Board on May 19, 2005.

The selection of Briggs, Bunting does not reflect any disagreements with or dissatisfaction by the Fund or the Board with the performance of the Fund's prior auditor. Rather, this change was approved by the Board upon the Audit Committee's recommendation of Briggs, Bunting.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Shareholders and Board of Directors of The Nevis Fund, Inc.

We have audited the accompanying statement of net assets of The Nevis Fund, Inc., as of May 31, 2005, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended May 31, 2004 and the financial highlights for each of the four years in the period then ended have been audited by other auditors, whose reports dated July 27, 2004 and July 12, 2001 expressed an unqualified opinion on such financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2005 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Nevis Fund, Inc. as of May 31, 2005, the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


                                            /s/ Briggs, Bunting & Dougherty, LLP

                                                BRIGGS, BUNTING & DOUGHERTY, LLP




Philadelphia, Pennsylvania

June 20, 2005

DIRECTORS AND OFFICERS OF THE NEVIS FUND, INC. (UNAUDITED)


----------------------------------------------------------------------------------------------------------------------------------
                                          TERM OF                                             NUMBER OF
                                          OFFICE                                             PORTFOLIOS
                                            AND                    PRINCIPAL                   IN FUND
                        POSITION(S)      LENGTH OF               OCCUPATION(S)                 COMPLEX      OTHER DIRECTORSHIPS
     NAME,               HELD WITH         TIME                   DURING PAST                 OVERSEEN            HELD BY
ADDRESS AND AGE         REGISTRANT        SERVED                  FIVE YEARS                 BY DIRECTOR         DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS*
--------------------
David R., Wilmerding,   President and    Indefinite;  Managing Member, Nevis                      1                N/A
III                     Director         Director     Capital Management LLC.
1119 St. Paul St.                        since 1998
Baltimore, MD 21202
44
----------------------------------------------------------------------------------------------------------------------------------
Jon C. Baker            Senior Vice      Indefinite;  Managing Member, Nevis                      1                N/A
1119 St. Paul St.       President and    Director     Capital Management LLC.
Baltimore, MD 21202     Director         since 1998
41
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
---------------------
Joseph R. Hardiman      Director         Indefinite;  Retired; President and Chief                1         Director, Corvis
1119 St. Paul St.                        Director     Executive Officer and a member                        Corporation
Baltimore, MD 21202                      since 1998   of the Board of Directors and the                     (optical networks),
68                                                    Executive Committees of the National                  SoundView
                                                      Association of Securities Dealers, Inc.               Technology Group,
                                                      and its wholly owned subsidiary, The                  Inc. (investment
                                                      Nasdaq Stock Market, Inc. from                        banking), Deutsche
                                                      September 1987 to January 1997.                       Asset Management
                                                                                                            Funds and ISI
                                                                                                            Family of Funds.
----------------------------------------------------------------------------------------------------------------------------------
Bailey Morris-Eck       Director         Indefinite;  Senior Associate of the Reuters             1         Director of
Good Fellowship Farm                     Director     Foundation and Director of Reuters/                   Reuters/Carnegie
3023 Black Rock Road                     since 1999   Carnegie Public Policy Series. Served as              Public Policy
Butler, MD 21023-1039                                 Vice President of the Bookings Institution            Series, Investment
62                                                    from April 1997 through April 1999. Served            Company of
                                                      as a Senior Advisor to the U.S. President             America, AMF,
                                                      on Economic Policy and Summit Coordina-               AMCAP Fund, Inc.
                                                      tion from 1994-1997.                                  and American Funds
                                                                                                            Group.
----------------------------------------------------------------------------------------------------------------------------------
Charles E. Noell        Director         Indefinite;  General Partner of JMI Equity Fund, L.P.    1         Director, Peregrine
1119 St. Paul St.                        Director                                                           Systems, Neon
Baltimore, MD 21202                      since 1998                                                         Systems and Trans-
53                                                                                                          action Systems
                                                                                                            Architects, Inc.
                                                                                                            (software companies)
----------------------------------------------------------------------------------------------------------------------------------




                                       13


DIRECTORS AND OFFICERS OF THE NEVIS FUND, INC. (CONCLUDED) (UNAUDITED)


----------------------------------------------------------------------------------------------------------------------------------
                                         TERM OF                                                NUMBER OF
                                         OFFICE                                                PORTFOLIOS
                                           AND                     PRINCIPAL                     IN FUND
                       POSITION(S)      LENGTH OF                OCCUPATION(S)                   COMPLEX    OTHER DIRECTORSHIPS
      NAME,             HELD WITH         TIME                    DURING PAST                   OVERSEEN          HELD BY
 ADDRESS AND AGE       REGISTRANT        SERVED                   FIVE YEARS                   BY DIRECTOR       DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------

OFFICERS
--------
Timothy D. Barto       Vice President   Indefinite;  SEI Investments since 1999. General           N/A             N/A
One Freedom            and Assistant    Since        Counsel, Vice President and Secretary
Valley Drive           Secretary        1/25/00      of the Administration and Adviser,
Oaks, PA 19456                                       present. Associate, Dechert Price &
37                                                   Rhoades (law firm), 1997-1997.
----------------------------------------------------------------------------------------------------------------------------------
Edward J. Veilleux     Vice President   Indefinite;  President, EJV Financial Services             N/A             N/A
One Freedom            and Chief        since        (consulting) since 2002; Director,
Valley Drive           Compliance       10/04        Deutsche Asset Management
Oaks, PA 19456         Officer                       1987-2002.
61
----------------------------------------------------------------------------------------------------------------------------------
Michael Lawson+        Treasurer and    Indefinite;  SEI Investments since 10/98; Assistant        N/A             N/A
One Freedom            Chief Financial  since        Product Manager, Pilgrim Baxter &
                                                     Associates (2/98-10/98); Manager of
Valley Drive           Officer          07/05        Fund Accounting, SEI Investments
Oaks, PA 19456                                       (4/95-2/98); Investment Accounting
44                                                   Manager, PFPC (11/92-4/95).
---------------------------------------------------------------------------------------------------------------------------------
James Ndiaye           Vice President   Indefinite;  Joined SEI Investments in October 2004.       N/A             N/A
One Freedom            and Assistant    since        Vice President, Deutsche Asset
Valley Drive           Secretary        11/04        Management, 2003-2004. Associate,
Oaks, PA 19456                                       Morgan, Lewis & Bockius LLP,
36                                                   2000-2003. Assistant Vice President,
                                                     ING Variable Annuities Group, 1999-2000.
----------------------------------------------------------------------------------------------------------------------------------
Philip Masterson       Vice President   Indefinite;  Joined SEI Investments in August 2004.        N/A             N/A
One Freedom            and Assistant    since        General Counsel, Citco Mutual Fund
Valley Drive           Secretary        11/04        Services, 2003-2004. Vice President
Oaks, PA 19456                                       and Associate Counsel, Oppenheimer
41                                                   Funds, 2001-2003. Vice President and
                                                     Assistant Counsel, OppenheimerFunds,
                                                     1997-2001.
----------------------------------------------------------------------------------------------------------------------------------
Michael Pang           Vice President   Indefinite;  Joined SEI Investments Company in             N/A             N/A
One Freedom            and Assistant    since        January 2005. Counsel, Caledonian Bank
Valley Drive           Secretary        2/05         & Trust's Mutual Funds Group, 2004.
                                                     Counsel, Permal Asset Management,
Oaks, PA 19456                                       2001-2004. Associate, Schulte, Roth
33                                                   & Zebels Investment Management,
                                                     2000-2001. Staff Attorney, U.S. SEC's
                                                     Division of Enforcement, Northeast
                                                     Regional Office, 1997-2000.
----------------------------------------------------------------------------------------------------------------------------------
Sofia Rosala           Vice President   Indefinite;  Corporate Counsel of the Administrator        N/A             N/A
One Freedom            and Assistant    since        since 2004. Compliance Officer of
Valley Drive           Secretary        2/05         SEI Investments Company from
Oaks, PA 19456                                       2001-2004. Account & Product
31                                                   Consultant, SEI Private Trust
                                                     Company, 1998-2001.
----------------------------------------------------------------------------------------------------------------------------------

*Director who is deemed to be an "interested person" of the Nevis Fund as defined in the 1940 Act is referred to as an "Interested
Director". Mr. Wilmerding, III and Mr. Baker are considered to be "interested persons" of the Nevis Fund as they are Managing
Members of Nevis Capital Management LLC, the Nevis Fund's Adviser.
+Prior to Mr. Michael Lawson, Peter Golden served in the capacity of Treasurer and Chief Financial officer. A meeting of the Board of Directors was held on July 26, 2005 at which time Mr. Golden's successor was elected.

DISCLOSURE OF FUND EXPENSES                                 THE NEVIS FUND, INC.
May 31, 2005                                                         (Unaudited)


All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include investment advisory fees. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------
                            BEGINNING    ENDING                      EXPENSES
                             ACCOUNT     ACCOUNT      ANNUALIZED       PAID
                              VALUE       VALUE         EXPENSE       DURING
                             12/1/04     5/31/05        RATIOS        PERIOD*
--------------------------------------------------------------------------------
   Actual Fund Return       $1,000.00    $  998.40       1.50%         $7.47
   Hypothetical 5% Return    1,000.00     1,017.45       1.50           7.54

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect (the one-half year period).

APPROVAL OF INVESTMENT ADVISORY AGREEMENTS                  THE NEVIS FUND, INC.
May 31, 2005                                                         (Unaudited)



BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. The Board of Directors' continuance of the Advisory Agreement, after the initial two-year term, must be specifically approved at least annually (i) by the vote of the Directors or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Directors who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Directors (the "Board") calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Directors use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

Before this year's meeting on May 23, 2005, the Board requested and received written materials from the Adviser regarding, among other things: (a) the nature, extent and quality of the services to be provided by the Adviser; (b) the investment performance of the Fund and the Adviser; (c) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (d) the extent to which economies of scale would be realized as the Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Agreement. Among other things, the representative reviewed the Adviser's background and investment management philosophy, noting that there had been no change in investment philosophy or process.

Noting that the independent Directors met and separately discussed the advisory agreement renewal in some depth, the Board then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT AND QUALITY OF ADVISORY AND OTHER SERVICES. The Board considered the experience of the individuals responsible for the day-to-day management of the Fund, and their tenure with the Adviser. In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel, and the Board concluded that it was satisfied with the services provided to the Fund.

FUND PERFORMANCE AND INVESTMENT OBJECTIVES. The Board also compared the Fund's performance to benchmark indices and other similar mutual funds over various periods of time and, noting that they receive and discuss similar performance reports at each quarterly meeting, concluded that they were satisfied with the investment performance of the Fund.

COSTS OF ADVISORY SERVICES AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Fund were reasonable, the Board reviewed a report of the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund and concluded on the basis of information from the Adviser that the Fund was unprofitable due to its small size and because the Adviser pays ordinary operating expenses of the Fund. The Board also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was reasonable and the result of arm's length negotiations, and the expense ratio paid by the Fund was consistent with industry standards, noting that a reduction of Fund assets had lead to a situation in which fee waivers and reimbursements exceeded the fee to which the Adviser was entitled. In addition, the Board considered whether economies of scale were realized during the current contract period, and determined that economies of scale did not appear foreseeable in light of the lack of profitability of the Fund.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Directors, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Agreement for another year.

                                      NOTES

                               INVESTMENT ADVISER
                          Nevis Capital Management LLC
                              1119 St. Paul Street
                               Baltimore, MD 21202


                                  ADMINISTRATOR
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456


                                    DIRECTORS
                                 Joseph Hardiman
                                Bailey Morris-Eck
                                  Charles Noell
                                    Jon Baker
                              David Wilmerding, III


                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456


                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                        Briggs, Bunting & Dougherty, LLP
                            2 Penn Center, Suite 820
                           Philadelphia, PA 19102-1732





NEV-AR-002-0400

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a Code of Ethics that applies to the registrant's principal executive officer, the principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's Board of Directors has determined that the Board's Audit Committee does not have an "audit committee financial expert," as the Securities and Exchange Commission has defined that term. After carefully considering all of the factors involved in the definition of "audit committee financial expert," the Board determined that none of the members of the audit committee met all five qualifications in the definition, although some members of the Audit Committee met some of the qualifications. The Board also determined that while the Audit Committee members have general financial expertise, given the size and type of The Nevis Fund Inc., (the "Fund") and in light of the nature of the accounting and valuation issues that the Fund has presented over the past several years, it did not appear that the Audit Committee members lacked any necessary skill to serve on the Audit Committee.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Briggs, Bunting & Dougherty, LLP and KPMG LLP ("KPMG") related to the Fund

Briggs, Bunting & Dougherty, LLP billed the Fund aggregate fees for services rendered to the Fund for the fiscal year 2005 and KPMG LLP billed the Fund aggregate fees for services rendered to the Fund for the fiscal year 2004 as follows:


------------------ ----------------------------------------------------- -----------------------------------------------------
                                          2005*                                                  2004+
------------------ ----------------------------------------------------- -----------------------------------------------------

                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $18,000             N/A                $0              $52,000            N/A                $0
        Fees(1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-Related     $0                $0                $0                $0                $0                $0
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees          $0                $0                $0                $0                $0                $0

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All               $0                $0                $0                $0                $0                $0
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

*Briggs, Bunting & Dougherty, LLP
+KPMG

Notes:
(1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) Registrant's full audit committee is responsible for any pre-approval of audit for non-audit services, and does pre-approve audit or non-audit services pursuant to policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- ----------------- ----------------
                                                  2005*             2004+
                ---------------------------- ----------------- ----------------
                Audit-Related Fees                  0%               0%
                ---------------------------- ----------------- ----------------
                Tax Fees                            0%               0%
                ---------------------------- ----------------- ----------------
                All Other Fees                      0%               0%
                ---------------------------- ----------------- ----------------

*Briggs, Bunting & Dougherty, LLP
+KPMG

(f)      Not applicable.

(g)(1) The aggregate non-audit fees and services billed by Briggs, Bunting & Dougherty, LLP for fiscal year 2005 were $0.

(g)(2) The aggregate non-audit fees and services billed by KPMG for fiscal year 2004 were $0.

(h)      Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   The Nevis Fund, Inc.


By (Signature and Title)*                      /s/ David R. Wilmerding, III
                                               ----------------------------
                                               David R. Wilmerding, III
                                               Chief Executive Officer

Date: 08/09/05




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                      /s/ David R. Wilmerding, III
                                               ----------------------------
                                               David R. Wilmerding, III
                                               Chief Executive Officer

Date: 08/09/05


By (Signature and Title)*                      /s/ Michael Lawson
                                               ------------------
                                               Michael Lawson
                                               Chief Financial Officer

Date: 08/09/05

* Print the name and title of each signing officer under his or her signature.